Exhibit 99.7 Schedule 1

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
XXXXXX		XXXXXX	Qualifying Total Monthly Liabilities	XXXXXX	XXXXXX	XXXXXX
XXXXXX		XXXXXX	Calculated DSCR	XXXXXX	XXXXXX	XXXXXX